COMPREHENSIVE INCOME/LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMPREHENSIVE INCOME/LOSS
Net income (loss)	$ (35,579)	$ 11,777	$ (65,290)
Other Comprehensive income (loss)
Foreign currency translation	(3,272)	13,470	(1,425)
Comprehensive income (loss)	(38,851)	25,247	(66,715)
Comprehensive loss attributable to noncontrolling interests	(1,194)	(1,610)	(161)
Comprehensive income (loss) attributable to UTStarcom Holding Corp.	(37,657)	26,857	(66,554)
Changes in noncontrolling interests
Balance at beginning of year	6,401	8,011	792
Comprehensive loss attributable to noncontrolling interests	(1,194)	(1,610)	(161)
Noncontrolling interests arising from an acquisition			7,380
Noncontrolling interests reducing from deconsolidation	4,393
Balance at end of year	$ 814	$ 6,401	$ 8,011